Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued legal and professional fees	$ 1,864	$ 878
Directors and/or officers
Cash award, authorized amount	1,805
General and administrative expenses
Cash award, authorized amount	2,805	4,010	$ 2,750
Legal and professional fees
Accrued legal and professional fees	$ 1,675	$ 750